PREPAYMENTS AND OTHER CURRENT ASSETS (Schedule of Prepayments and Other Current Assets) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
PREPAYMENTS AND OTHER CURRENT ASSETS [Abstract]
Amounts due from employees	$ 224	$ 270
Prepayments to suppliers and other third parties	4,731	4,274
Prepaid expenses	298	927
Other receivables	2,156	2,046
Prepayments and other current assets	$ 7,409	$ 7,517